Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Schedule Of Borrowings
Schedule of borrowings

	2025	2025	2024
	US$	S$	S$

Current:
- Bank overdraft	48,251	61,371	-
- Lease liabilities	1,619,426	2,059,748	28,500
- Bank borrowings	-	-	2,677,856
	1,667,677	2,121,119	2,706,356

Non-current:
- Lease liabilities	1,020,801	1,298,357	-
- Bank borrowings	-	-	1,583,434
	1,020,801	1,298,357	1,583,434
	2,688,478	3,419,476	4,289,790

Schedule of breakdown borrowings

	2025	2025	2024
	US$	S$	S$

Term loan #1	-	-	206,695
Term loan #2	-	-	280,233
Term loan #3	-	-	178,565
Term loan #4	-	-	195,299
Term loan #6	-	-	531,708
Term loan #7	-	-	280,239
Term loan #9	-	-	322,818
Term loan #10	-	-	1,573,744
Term loan #11	-	-	691,989
Term loan #12	-	-	-
	-	-	4,261,290

Schedule of details borrowings

The details of borrowings are as follows:

Term loan	Facility amount	Effective interest rate	Maturity date
		% p.a.

Term loan #1	S$600,000	2.50%	October 2025
Term loan #2	S$1,000,000	2.75%	October 2025
Term loan #3	S$600,000	2.75%	November 2025
Term loan #4	S$700,000	2.50%	November 2025
Term loan #6	S$1,400,000	2.25%	April 2026
Term loan #7	S$1,000,000	2.75%	October 2025
Term loan #9	S$850,000	2.25%	April 2026
Term loan #10	S$600,000	2.75%	November 2025
	S$1,000,000	3.00%	November 2025
	S$500,000	2.50%	March 2026
	S$529,890	1.53%	December 2035
	S$501,670	1.53%	December 2035
Term loan #11	S$400,000	2.25%	January 2026
	S$1,500,000	2.50%	December 2025
Term loan #12	S$4,000,000	4.30%	One-month term, upon maturity

Schedule of reconciliation of liabilities arising from financing activities

A reconciliation of liabilities arising from financing activities is as follows:

	Beginning of		Proceed from	Non-cash changes			End of
	financial year	Cash flows	bank borrowings	Addition	Accretion of interests	Other	financial period
	US$	US$	US$	US$	US$	US$	US$

June 30, 2025
Liabilities
Lease liabilities
- Current	22,407	(861,945)	-	3,557,047	90,389	(1,188,472)	1,619,426
- Non-current	-	-	-	-	-	1,020,801	1,020,801
Bank borrowings
- Current	2,105,398	(5,320,259)	3,144,901	-	69,960	-	-
- Non-current	1,244,936	(1,244,936)	-	-	-	-	-

	3,372,741	(7,427,140)	3,144,901	3,557,047	160,349	(161,671)	2,640,227

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

15.	Borrowings (Continued)

	Beginning of		Proceed from	Non-cash changes			End of
	financial year	Cash flows	bank borrowings	Addition	Accretion of interests	Other	financial year
	S$	S$	S$	S$	S$	S$	S$

June 30, 2025
Liabilities
Lease liabilities
- Current	28,500	(1,096,308)	-	4,524,209	114,966	(1,511,619)	2,059,748
- Non-current	-	-	-	-	-	1,298,357	1,298,357
Bank borrowings
- Current	2,677,856	(6,766,838)	4,000,000	-	88,982	-	-
- Non-current	1,583,434	(1,583,434)	-	-	-	-	-

	4,289,790	(9,446,580)	4,000,000	4,524,209	203,948	(213,262)	3,358,105

June 30, 2024
Liabilities
Lease liabilities
- Current	566,039	(553,000)	-	-	15,461	-	28,500
- Non-current	28,500	-	-	-	-	(28,500)	-
Bank borrowings
- Current	3,223,150	(2,517,707)	-	-	160,777	1,811,636	2,677,856
- Non-current	3,395,070	-	-	-	-	(1,811,636)	1,583,434

	7,212,759	(3,070,707)	-	-	176,238	-	4,289,790